COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 18. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel International (IRE) Limited (“Parexel”) under which Parexel agrees to provide services as CRO provided in a work order (“Work Order”) effective June 1, 2022. Pursuant to such Work Order, Parexel will operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer (“NSCLC”). The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion of the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million. During Fiscal 2023, the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs.

On March 1, 2023, the Company, through Tarus, entered into a clinical service agreement with a third-party service provider. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million.

Stimunity Convertible Note

On July 13, 2022, the Company entered into a commitment with Stimunity to provide €600,000 under the Stimunity Convertible Note. The Stimunity Convertible Note provides for simple interest at 7% per annum. The Convertible Note is automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. If such subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Additionally, if Stimunity completes a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company will have the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. In the event that Stimunity does not close a financing prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert the Stimunity Convertible Note into Series A shares of Stimunity at €363.00 per share or the raise price less 15%, whichever is lower. The Stimunity Convertible Note was funded by the Company on September 12, 2022. In addition, the Company has eliminated 100% of the interest earned on the Stimunity Convertible Note in reporting its consolidated financial results. See Note 7, “Investment in Private Company,” for a further discussion.

Committed Purchase Agreement

On July 6, 2022 (the “Signing Date”), the Company entered into the Committed Purchase Agreement with Lincoln, pursuant to which the Company may require Lincoln to purchase ordinary shares having an aggregate value of up to $30 million over a period of 36 months. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase ordinary shares in three different scenarios that are based on various market criteria and share amounts.

Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee valued at $0.9 million. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The Company is accounting for the commitment fee as a deferred commitment fee on the consolidated statement of financial position as of March 31, 2023 and will amortize it pro-rata against equity sold under the Committed Purchase Agreement. Any unamortized balance will be written-off to operations at the expiration of the commitment.

The Committed Purchase Agreement does not impose any financial or business covenants on the Company and there are no limitations on the use of proceeds received by the Company from Lincoln. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the Signing Date, excluding, however, an at-the-market transaction with a registered broker-dealer.

In connection with the Committed Purchase Agreement, the Company and Lincoln entered into a Registration Rights Agreement, dated July 6, 2022 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file with the SEC the prospectus supplement to the Company’s shelf registration statement pursuant to Rule 424(b) for the purpose of registering for resale the ordinary shares to be issued to Lincoln under the Committed Purchase Agreement. The prospectus supplement was filed on August 19, 2022.

The Company is obligated under the Tarus Merger Agreement and the iOx Share Exchange Agreement to pay certain third party earnouts based on the achievement of certain milestones. See Note 8, “Acquisition of Tarus,” and Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” for further discussions.